Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Summary of Fair Values of Assets Acquired and Liabilities Assumed
The fair values of assets acquired and liabilities assumed as of November 1, 2017, the acquisition date, were as follows (in millions of dollars):

Cash and cash equivalents	$0.8
Contracts receivable	18.3
Other receivables	5.4
Property, plant and equipment	15.1
Prepaid expenses and deposits	1.6
Intangible assets	44.8
Goodwill	32.2
Total assets acquired	118.2
Current liabilities	(18.6)
Other long-term liabilities	(0.3)
Net assets acquired	$99.3

The preliminary estimated fair values of assets acquired and liabilities assumed as of November 30, 2018, are as follows (in millions of dollars):

Cash and cash equivalents	$3.9
Accounts receivable	32.8
Revenue earned on contracts in progress in excess of billings	21.6
Prepaid expenses and other current assets	1.1
Property and equipment	89.4
Intangible assets	89.3
Goodwill	188.5
Total assets acquired	426.6

Accounts payable	8.0
Accrued liabilities	6.9
Deferred compensation and related accrued taxes	3.4
Redeemable noncontrolling interest	81.7
Total liabilities assumed and noncontrolling interest	100.0
Net assets acquired	$326.6

Schedule of Pro Forma Consolidated Financial Information
The unaudited pro forma consolidated financial information for fiscal 2018 and fiscal 2017 (assuming the acquisition of Linetec occurred as of the beginning fiscal 2017) is as follows (in thousands of dollars, except per share amounts):

	Year Ended December 31,
	2018	2017
Total operating revenues	$3,037,209	$2,626,721
Net income attributable to Southwest Gas Holdings, Inc.	$187,642	$192,368
Basic earnings per share	$3.80	$4.01
Diluted earnings per share	$3.79	$4.01
The unaudited pro forma consolidated financial information for fiscal 2017 is as follows (in thousands of dollars, except per share amounts):

Year Ended December 31,
2017
Total operating revenues	$2,639,452
Net income attributable to Southwest Gas Holdings, Inc.	$203,245
Basic earnings per share	$4.24
Diluted earnings per share	$4.24

Schedule of Statements of Income Operations
Actual results from Linetec operations, excluding transaction costs incurred by Centuri, included in the Consolidated Statements of Income since the date of acquisition are as follows (in thousands of dollars):

Year ended December 31, 2018
Utility infrastructure services revenues	$14,119
Net income attributable to Southwest Gas Holdings, Inc.	690